RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of activity of loans to related parties

	Year Ended
	December 31,
	2015	2014

Beginning balance	$1,745,920	$1,846,432
New loans	223,920	-
Repayments	(1,969,840)	(100,512)
Credit line, net activity	-	-

Ending balance	$-	$1,745,920

Fees and bonuses paid to directors during the period	$207,000	$159,000

Deposits from related parties held by the Bank at end of period	$2,480,334	$1,545,341